Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Amortized cost	$ 71,178	$ 81,756
Allowance for credit losses on debt securities at FVOCI	(4)	8
Gross unrealized gains on securities measured at FVOCI	743	698
Gross unrealized losses on securities measured at FVOCI	378	534
Securities measured at fair value through other comprehensive income [member] | Commercial mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	2,278	2,185
Gross unrealized gains on securities measured at FVOCI	1	0
Gross unrealized losses on securities measured at FVOCI	11	48
Fair value	2,268	2,137
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 66,513	$ 57,823